Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases [Abstract]
LEASES

9. LEASES

The Company has operating lease arrangements for office premises in Hong Kong and California. These leases typically have terms of two to five years and are expensed on a straight-line basis.

Leases with an initial term of 12 months or less are not presented as right-of-use assets on the consolidated balance sheet and are expensed over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date.

The balances for the right-of-use assets where the Company is the lessee are presented as follow:

	As of June 30,	As of March 31,
	2022	2023
Right-of-use assets	$295,804	$4,359,274

Lease liabilities – current	$347,541	$917,310
Lease liabilities – non-current	-	3,608,580
Total	$347,541	$4,525,890

As of March 31, 2023, the maturities of our lease liabilities (excluding short-term leases) are as follows:

As of March 31, 2023
2024	1,243,979
2025	1,328,088
2026	1,372,447
2027	1,071,992
2028	322,704
Total future lease payments	5,339,210
Less: imputed interest	(813,320)
Total lease liabilities	4,525,890

The Company incurred lease costs, which includes the amortization of the right-of-use assets and the payment of short-term leases, of $74,052, $256,676, $215,713 and $770,049 on the Company’s consolidated statements of operations and comprehensive (loss)income for the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023, respectively.

The Company made payments of $77,734, $300,593, $226,420 and $840,549 under the lease agreements during the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023, respectively.

The weighted-average remaining lease term related to the Company’s lease liabilities as of June 30, 2022 and March 31, 2023 was 2 years and 4 years, respectively.

The discount rate related to the Company’s lease liabilities as of both June 30, 2022 and March 31, 2023 was 6% and 8%. The discount rates are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

9. LEASES

The Company has operating lease arrangements for office premises for HK and California. These leases typically have terms of two to three years.

The right-of-use assets obtained in exchange for operating lease liabilities at July 1, 2019 were $159,740.

Leases with an initial term of 12 months or less are not presented as right-of-use assets on the consolidated balance sheet and are expensed over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date.

The balances for the right-of-use assets where the Company is the lessee are presented as follow:

	As of June 30,
	2021	2022
Right-of-use assets	$440,573	$295,804

Lease liabilities - current	$207,972	$347,541
Lease liabilities – non-current	270,140	-
Total	$478,112	$347,541

As of June 30, 2022, the maturities of our lease liabilities (excluding short-term leases) are as follows:

As of June 30, 2022
Undiscounted liabilities due in 2023	358,539
Less: imputed interest	10,998
Total lease liabilities	347,541

The Company incurred lease costs, which includes the amortization of the right-of-use assets and the payment of short-term leases, of $502,966 and $667,712 on the Company’s consolidated statements of operations and comprehensive income(loss) for the years ended June 30, 2021 and 2022, respectively.

The Company made payments of $298,291 and $304,291 under the lease agreements during the years ended June 30, 2021 and 2022, respectively.

The weighted-average remaining lease term related to the Company’s lease liabilities as of June 30, 2021 and 2022 was 2 and 1 years, respectively.

The discount rate related to the Company’s lease liabilities as of both June 30, 2021 and June 30, 2022 was 6% and 5.8%. The discount rate are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

As of June 30, 2022, the Company had $4.0 million of future payments under additional leases, primarily for office and warehouse, which had not yet commenced. This lease, which has a five-year term, will commence in July 2022.

The right-of-use assets obtained in exchange for new lease liabilities in the year ended June 30, 2021 are as follows:

Years ended June 30, 2021
Total operating lease cost:	502,966
Weighted-average remaining lease term	2 years
Weighted-average discount rate	6%